Long-Term Debt, $11.0 Million Alpha Bank Facility (Details) $ in Millions	Jun. 30, 2020 USD ($)
$11.0 Million Alpha Bank Financing [Member]
Long-Term Debt [Abstract]
Face amount	$ 11.0